INVESTMENT IN TREASURY METALS (Details 3)	Dec. 31, 2021 CAD ($)
INVESTMENT IN TREASURY METALS
Current assets	$ 11,911
Non-current assets	190,690
Total assets	202,601
Current liabilities	3,995
Non-current liabilities	7,643
Liabilities	11,638
Net assets	$ 190,963